Share-Based Compensation and US Foods Common Stock Issuances - Summary of Nonvested Restricted Shares (Detail) - Restricted Shares [Member] - $ / shares	12 Months Ended
	Jan. 02, 2016	Dec. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	64,959
Granted	0
Vested	(49,095)
Forfeited	(8,827)
Ending balance	7,037
Beginning balance	$ 15.71
Weighted Average Fair Value Granted	0	$ 16.20
Weighted Average Fair Value Vested	15.57
Weighted Average Fair Value Forfeited	15.98
Ending balance	$ 16.20